LONG-TERM INVESTMENTS - Summary of Combined Financial Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income statement information
Operating revenues	$ 19,217	$ 16,213	$ 4,102
Operating expenses	15,634	13,197	3,344
Earnings/(loss)	2,954	2,728	641
Earnings attributable to controlling interests	1,382	1,262	469
Balance sheet information
Current assets	3,289	3,538
Non-current assets	49,116	45,026
Current liabilities	5,536	3,454
Non-current liabilities	15,875	13,595
Noncontrolling interests	3,479	3,191
Seaway
Income statement information
Operating revenues	966	959	938
Operating expenses	212	286	293
Earnings/(loss)	646	672	643
Earnings attributable to controlling interests	323	336	322
Balance sheet information
Current assets	113	106
Non-current assets	3,585	3,329
Current liabilities	123	143
Non-current liabilities	16	13
Noncontrolling interests	0	0
Other
Income statement information
Operating revenues	18,251	15,254	3,164
Operating expenses	15,422	12,911	3,051
Earnings/(loss)	2,308	2,056	(2)
Earnings attributable to controlling interests	1,059	926	$ 147
Balance sheet information
Current assets	3,176	3,432
Non-current assets	45,531	41,697
Current liabilities	5,413	3,311
Non-current liabilities	15,859	13,582
Noncontrolling interests	$ 3,479	$ 3,191